Operating Leases – Right-of-Use Assets	6 Months Ended
Oct. 31, 2024
Operating Leases – Right-of-Use Assets [Abstract]
Operating leases – right-of-use assets

Note 11 – Operating leases – right-of-use assets

The Company entered into an operating lease agreement for office space. None of the amounts disclosed below for these leases contain variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

Rent expenses for the six months ended October 31 2023 and 2024 was JPY4,177,500 and JPY4,177,500 (USD 27,420), respectively.

Lease commitments

The Company’s maturity analysis of operating lease liabilities as of October 31, 2024 is as follows:

	Operating Leases
	JPY	USD
Remainder of 2025	4,177,500	27,420
2026	2,785,000	18,280
Total lease payment	6,962,500	45,700
Less imputed interest	(50,787)	(333)
Present value of operating lease liabilities	6,911,713	45,367
Less: current obligation	(6,911,713)	(45,367)
Long-term obligation on October 31, 2024	-	-

Supplemental disclosure related to operating leases were as follows:

	For the six months ended October 31, 2024
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	4,177,500	27,420
Weighted average remaining lease term of operating leases	0.92 years
Weighted average discount rate of operating leases	1.6%